CONSOLIDATED BALANCE SHEETS 2 (Unaudited) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash	$ 4,965,466	$ 893,720	$ 3,969,100
Accounts receivable, net	2,234,283	1,738,543	1,244,876
Contract assets	824,387	3,449	102,458
Inventory	694,125	298,338	112,423
Prepaid expenses and other current assets	651,010	354,613	374,203
Total Current Assets	9,369,271	3,288,663	5,803,060
Property and equipment, net	695,800	603,253	342,180
Operating lease right of use asset	4,726,975	4,925,765	196,144
Security deposit	600,000	600,000
OTHER ASSETS:
Patents and trademarks, net	78,872	66,482	64,415
Software development costs, net	85,756
Total Other Assets	164,628	66,482	64,415
TOTAL ASSETS	15,556,674	9,484,163	6,405,799
CURRENT LIABILITIES:
Accounts payable	1,649,629	1,044,500	599,317
Notes payable - financing agreements	102,256	52,503	42,942
Accrued expenses	481,913	618,093	1,038,092
Equipment financing payable-current portion	33,860	80,335	89,620
Operating lease obligations-current portion	497,694	315,302	202,797
Contract liabilities	3,880,422	1,829,311
Total Current Liabilities	6,645,774	3,940,044	3,636,002
Equipment financing payable, less current portion		22,851	103,184
Operating lease obligations, less current portion	4,618,058	4,739,783
Total Liabilities	11,263,832	8,702,678	4,521,991
STOCKHOLDERS' EQUITY:
Preferred Stock, Value, Issued
Common stock: $0.001 par value; 500,000,000 shares authorized, 7,058,198 and 4,111,047 shares issued, 7,056,874 and 4,109,723 shares outstanding at September 30, 2022 and December 31, 2021, respectively	7,057	4,111	3,536
Additional paid-in-capital	55,852,643	46,431,874
Total stock & paid-in-capital	55,859,701	46,435,988	41,529,410
Accumulated deficit	(51,409,407)	(45,497,051)	(39,488,150)
Sub-total	4,450,294	938,937	2,041,260
Less: Treasury stock (1,324 shares of common stock at September 30, 2022 and December 31, 2021)	(157,452)	(157,452)	(157,452)
Total Stockholders' Equity	4,292,842	781,485	1,883,808
Total Liabilities and Stockholders' Equity	15,556,674	9,484,163	6,405,799
Convertible Series A Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred Stock, Value, Issued
Convertible Series B Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred Stock, Value, Issued		851,000	1,705,000
Convertible Series C Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred Stock, Value, Issued		2,500,000
Convertible Series D Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred Stock, Value, Issued	$ 1